Schedule H, Line 4i - Schedule of Assets (Held at End of Year) - Schedule of Assets (Held at End of Year) (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Plan name	401(k) PROFIT SHARING PLAN
Entity tax identification number	74-2331986
Plan number	001
Participant Loans, Cost	$ 0
Current Value	376,680,505
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	376,680,505	$ 351,751,871
Participant Loans, Current Value	6,301,469
Total Current Value	$ 382,981,974
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate range	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate range	9.50%
Investment, Identifier [Axis]: American Funds American Balanced R6 Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds American Balanced R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 23,833,517
Investment, Identifier [Axis]: American Funds New Perspective R6 Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds New Perspective R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 14,567,094
Investment, Identifier [Axis]: Calvert Equity Fund Class R6 Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Calvert Equity Fund Class R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 4,381,347
Investment, Identifier [Axis]: EI Trust Company: C&S Us Realty RS Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	C&S Us Realty RS [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trust [Member]
Current Value	$ 2,278,594
Investment, Identifier [Axis]: Fidelity Emerging Markets K Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Emerging Markets K [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 2,534,924
Investment, Identifier [Axis]: Fidelity Government Money Market K6 Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Government Money Market K6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 81,805
Investment, Identifier [Axis]: Fidelity Mid Cap Index Fd Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Mid Cap Index Fd [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 10,933,362
Investment, Identifier [Axis]: Fidelity Small Cap Index Fd Instl Premium Cl Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Small Cap Index Fd Instl Premium Cl [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 2,517,773
Investment, Identifier [Axis]: Great Gray Trust Company, LLC: Blackrock EAFE Index Fund Cl 1 Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Blackrock EAFE Index Fund Cl 1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 1,412,470
Investment, Identifier [Axis]: Great Gray Trust Company, LLC: Blackrock Equity Index Cl 1 Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Blackrock Equity Index Cl 1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 42,333,217
Investment, Identifier [Axis]: Great Gray Trust Company, LLC: FIAM Total International Equity Fund Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	FIAM Total International Equity Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 7,711,826
Investment, Identifier [Axis]: Great Gray Trust Company, LLC: Flexpath Index Aggressive 2035 M Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Flexpath Index Aggressive 2035 M [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 3,940,655
Investment, Identifier [Axis]: Great Gray Trust Company, LLC: Flexpath Index Aggressive 2045 M Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Flexpath Index Aggressive 2045 M [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 1,955,521
Investment, Identifier [Axis]: Great Gray Trust Company, LLC: Flexpath Index Aggressive 2055 M Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Flexpath Index Aggressive 2055 M [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 2,308,262
Investment, Identifier [Axis]: Great Gray Trust Company, LLC: Flexpath Index Aggressive 2065 M Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Flexpath Index Aggressive 2065 M [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 576,486
Investment, Identifier [Axis]: Great Gray Trust Company, LLC: Flexpath Index Aggressive Retirement M Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Flexpath Index Aggressive Retirement M [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 1,901,183
Investment, Identifier [Axis]: Great Gray Trust Company, LLC: Flexpath Index Conservative 2035 M Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Flexpath Index Conservative 2035 M [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 2,025,155
Investment, Identifier [Axis]: Great Gray Trust Company, LLC: Flexpath Index Conservative 2045 M Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Flexpath Index Conservative 2045 M [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 329,596
Investment, Identifier [Axis]: Great Gray Trust Company, LLC: Flexpath Index Conservative 2055 M Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Flexpath Index Conservative 2055 M [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 1,055,481
Investment, Identifier [Axis]: Great Gray Trust Company, LLC: Flexpath Index Conservative 2065 M Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Flexpath Index Conservative 2065 M [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 53,713
Investment, Identifier [Axis]: Great Gray Trust Company, LLC: Flexpath Index Conservative Retirement M Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Flexpath Index Conservative Retirement M [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 2,002,441
Investment, Identifier [Axis]: Great Gray Trust Company, LLC: Flexpath Index Moderate 2035 M Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Flexpath Index Moderate 2035 M [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 34,003,590
Investment, Identifier [Axis]: Great Gray Trust Company, LLC: Flexpath Index Moderate 2045 M Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Flexpath Index Moderate 2045 M [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 23,349,839
Investment, Identifier [Axis]: Great Gray Trust Company, LLC: Flexpath Index Moderate 2055 M Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Flexpath Index Moderate 2055 M [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 17,211,909
Investment, Identifier [Axis]: Great Gray Trust Company, LLC: Flexpath Index Moderate 2065 M Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Flexpath Index Moderate 2065 M [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 1,899,142
Investment, Identifier [Axis]: Great Gray Trust Company, LLC: Flexpath Index Moderate Retirement M Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Flexpath Index Moderate Retirement M [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 32,957,789
Investment, Identifier [Axis]: Great Gray Trust Company, LLC: Large Cap Growth III Fund I1 Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Large Cap Growth III Fund I1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 26,384,064
Investment, Identifier [Axis]: Great Gray Trust Company, LLC: Large Cap Value Fund Cl I1 Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Large Cap Value Fund Cl I1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 10,256,723
Investment, Identifier [Axis]: Great Gray Trust Company, LLC: PGIM Tot Ret Bond LP Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	PGIM Tot Ret Bond LP [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 8,427,541
Investment, Identifier [Axis]: Great Gray Trust Company, LLC: Small Cap Growth Fund II Cl I1 Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Small Cap Growth Fund II Cl I1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 4,663,627
Investment, Identifier [Axis]: Great Gray Trust Company, LLC: Small Cap Value II I1 Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Small Cap Value II I1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 2,512,134
Investment, Identifier [Axis]: Great Gray Trust Company, LLC: Stable Value Fund I1 Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Stable Value Fund I1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 11,486,590
Investment, Identifier [Axis]: Prosperity Bancshares, Inc. Common Stock Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Prosperity Bancshares, Inc Common Stock [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:CommonStockMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 38,813,766
Investment, Identifier [Axis]: Prosperity Bank Money Market Account Money Market Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Prosperity Bank Money Market Account [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Money Market Account [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 15,054,224
Investment, Identifier [Axis]: Vanguard 500 Index Admiral Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard 500 Index Admiral [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 13,143,229
Investment, Identifier [Axis]: Vanguard Intermed.-Term Bond Index Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Intermed.Term Bond Index [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 5,034,380
Investment, Identifier [Axis]: Vanguard Mid Cap Index Fd Admiral Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Mid Cap Index Fd Admiral [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 1,101,243
Investment, Identifier [Axis]: Vanguard Small Cap Index Fd Admiral Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Small Cap Index Fd Admiral [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 1,646,293